Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt
Schedule of long-term debt

        Long-term debt as of December 31, 2014 and 2013 consists of the following (amounts in thousands):

	December 31, 2014	December 31, 2013
Senior Notes due July 2020	$221,791	$172,481
Less: Current portion	(2,250)	(1,750)

	$219,541	$170,731

Schedule of maturities of long-term debt

        Following are maturities of long-term debt, at December 31, 2014 (amounts in thousands):

Year Ending December 31,
2015	$2,250
2016	2,250
2017	2,250
2018	2,250
2019 and thereafter	214,875

$223,875